CONDENSED, CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	5 Months Ended	4 Months Ended		6 Months Ended
	Jun. 30, 2014	May 13, 2014 Predecessor		Jun. 30, 2013 Predecessor
OPERATING ACTIVITIES
Net income	$ 127,712,000	$ 143,908,000		$ 82,786,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	193,222,000	666,134,000	[1]	927,367,000	[1]
Deferred income taxes	35,985,000	224,817,000	[2]	49,549,000
Accretion of fair value adjustment on debt	(74,718,000)
Amortization of lease premium intangible	2,995,000
Amortization of debt issuance costs	935,000	27,011,000		37,462,000
Amortization of debt discount		3,963,000		6,702,000
Amortization of prepaid lease costs		17,882,000		39,571,000
Asset impairment	287,000	49,247,000	[3]	162,825,000	[3]
Forfeitures of customer deposits		(4,094,000)		(23,491,000)
Loss on early extinguishment of debt				17,695,000
Other	(1,524,000)	(62,426,000)	[2]	8,351,000	[2]
Changes in operating assets and liabilities:
Trade receivables	44,289,000
Other assets	27,534,000
Lease receivables and other assets		11,801,000		(54,637,000)
Accrued interest and other payables	(19,376,000)	7,728,000		(18,896,000)
Current income taxes and other tax liabilities		(148,801,000)	[4]	(22,992,000)
Net cash provided by operating activities	337,341,000	937,170,000		1,212,292,000
INVESTING ACTIVITIES
Purchase of flight equipment	(207,812,000)	(495,456,000)		(924,770,000)
Prepayments on flight equipment	(48,873,000)	(176,339,000)		(141,586,000)
Proceeds from sale or disposal of assets	24,197,000	124,974,000		184,062,000
Acquisition of ILFC, net of cash acquired	(195,311,000)
Net movement in restricted cash	207,430,000	(287,363,000)		259,475,000
Advance on notes receivable from related party	(84,893,000)
Collections of notes receivable		1,338,000		4,797,000
Collections of finance and sales-type leases	10,538,000	19,838,000		29,729,000
Net cash used in investing activities	(294,724,000)	(813,008,000)		(588,293,000)
FINANCING ACTIVITIES
Issuance of debt	2,441,170,000	1,502,730,000		1,852,282,000
Repayments of debt	(1,121,401,000)	(270,858,000)		(2,916,799,000)
Debt issuance costs paid	(41,170,000)	(16,650,000)		(38,092,000)
Security deposits received / Security and rental deposits received	18,844,000	69,362,000		95,480,000
Security deposits returned / Security and rental deposits returned	(18,642,000)	(46,010,000)		(63,041,000)
Maintenance payments received / Overhaul rentals collected	65,383,000	196,957,000		327,906,000
Maintenance payments returned / Overhaul rentals reimbursed	(39,456,000)	(136,975,000)		(205,645,000)
Net Advances from related party	22,398,000
Net change in other deposits		24,587,000		(3,884,000)
Dividends paid to AIG		(591,744,000)
Payment of preferred dividends		(90,000)		(218,000)
Net cash provided by (used in) financing activities	1,327,126,000	731,309,000		(952,011,000)
Net increase (decrease) in cash and cash equivalents	1,369,743,000	855,471,000		(328,012,000)
Effect of exchange rate changes on cash and cash equivalents	152,000	(255,000)		(309,000)
Cash and cash equivalents at beginning of period		1,351,405,000		3,027,587,000
Cash and cash equivalents at end of period	1,369,895,000	2,206,621,000		2,699,266,000
Cash paid during the period for:
Interest, excluding interest capitalized of $15,960 for the period beginning February 5, 2014, and ending June 30, 2014, $10,872 for the period from January 1, 2014 through May 13, 2014 and $11,006 (2013)	202,854,000	433,718,000		714,712,000
Income taxes, net	$ 11,000	$ 1,294,000	[5]	$ 1,122,000	[5]

[1]	Amounts were presented as Depreciation of flight equipment in the Predecessor financial statements.
[2]	Includes foreign exchange adjustments on foreign currency denominated cash, gain on aircraft sales, for the Predecessor period, and other non-cash items needed to adjust net income.
[3]	Amounts were presented separately as Aircraft impairment charges on flight equipment held for use of $0 and $35.2 million for the period beginning January 1, 2014, and ending May 13, 2014, and six months ended June 30, 2013, respectively, and Aircraft impairment charges and fair value adjustments on flight equipment sold or to be disposed of $49.2 million and $127.6 million for the period beginning January 1, 2014, and ending May 13, 2014 and six months ended June 30, 2013, respectively, in the Predecessor financial statements.
[4]	Current income taxes and other tax liabilities of $127,418 were reclassified to Deferred income taxes on our Condensed, Consolidated Statement of Cash Flows for the period beginning January 1, 2014, and ending May 13, 2014, as a result of our adoption of new accounting guidance on January 1, 2014. The reclassification had no effect on total cash flows from operations.
[5]	Includes approximately $0.1 million and to AIG for ILFC tax liability for the period beginning January 1, 2014, and ending May 13, 2014. There was no payment to AIG for the six months ended June?30, 2013.